As filed with the U.S. Securities and Exchange Commission on September 4, 2009.
File No.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☑
Pre-Effective Amendment No.  ☐
Post-Effective Amendment No. ☐
JOHN HANCOCK FUNDS III
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
(617) 663-3241
(Registrant’s Area Code and Telephone Number)

David D. Barr 601 Congress Street Boston, Massachusetts 02110 (Name and Address of Agent for Service)	With copies to: Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION
STATEMENT
(Approximate Date of Proposed Public Offering)
TITLE OF SECURITIES BEING REGISTERED:
Shares of beneficial interest of Registrant
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.
It is proposed that this filing will become effective on October 5, 2009, pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK FUNDS III
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement contains the following papers and documents:
Cover Sheet
Contents of Registration Statement
President’s Letter
Notice of Special Meeting to Shareholders
Part A —Proxy Statement/Prospectus
Part B — Statement of Additional Information
Part C — Other Information
Signature Page
Exhibits

[FMA logo]
Dear Shareholder:
     I am writing to ask for your support for an important opportunity involving your investment in the FMA Small Company Portfolio, a series of The Advisors’ Inner Circle Fund.
     Fiduciary Management Associates, LLC (“FMA”) has entered into an agreement with John Hancock Investment Management Services, LLC (“JHIMS”) that proposes to reorganize the FMA Small Company Portfolio into a new mutual fund with substantially similar investment objectives, but offered and managed through the John Hancock organization. The name of the new fund is the John Hancock Small Company Fund, which would be a newly organized series of John Hancock Funds III.
     After the reorganization, JHIMS would be the investment adviser to the John Hancock Small Company Fund and FMA would serve as the subadviser, with responsibility for day-to-day portfolio management, using the same investment strategy that it currently uses for the FMA Small Company Portfolio. JHIMS or its affiliates will assist in all other operations of the John Hancock Small Company Fund, including the distribution of John Hancock Small Company Fund shares and provision of transfer agency and administrative services. The John Hancock Small Company Fund’s investment strategies and principal risks are substantially similar to those of the FMA Small Company Portfolio and are explained in detail in the enclosed proxy materials.
FMA’s Motivation for Agreeing to the Reorganization
     John Hancock’s overall distribution strategy and capabilities extend to both institutional and retail investors, with an especially strong emphasis and success through retail distribution channels (such as individual investors and broker-dealers). FMA expects that John Hancock’s robust retail distribution franchise will offer a strong opportunity to introduce investors to the small cap value management capability of FMA. In short, FMA views the proposed adoption transaction as beneficial to FMA, to John Hancock, and, most importantly, to the shareholders of the FMA Small Company Portfolio.
The Reorganization Offers You Potential Advantages
     Here are the most important advantages we see:
     You will become a shareholder in a newly created fund that will benefit from the experience of John Hancock in the distribution of mutual funds through a broader range of channels than are currently available to the FMA Small Company Portfolio, with greater potential to increase asset size and achieve important long-term economies of scale. (John Hancock has adopted several other mutual funds and most have grown considerably over their pre-reorganization size.)
     In addition, assuming the John Hancock Small Company Fund realizes its potential for growth, certain administrative costs will be spread across the John Hancock Small Company Fund’s larger asset base, which can lower its overall fees.
     Moreover, as a shareholder of the John Hancock Small Company Fund, you will have access to the additional investment options and shareholder services offered by the John Hancock Family of Funds, while pursuing the same investment goals with FMA as the subadviser of the John Hancock Small Company Fund.
     As explained in more detail later in these materials, for the first year after the closing date, JHIMS has contractually agreed to limit the “net annual operating expenses” of Class A shares of the John Hancock Small Company Fund to 1.34% and, for the first two years after the closing date, JHIMS has contractually agreed to limit the “net annual operating expenses” of Class I and Class ADV shares of the John Hancock Small Company Fund to 1.11% and 1.34%, respectively. That means that, for all shareholders, the annual total expenses of the John Hancock Small Company Fund will be the same as, if not lower than, those of the FMA Small Company Portfolio as explained later in these materials.
     The adoption is not expected to have any negative tax impact for federal income tax purposes.
What Will Not Change as a Result of the Proposed Transaction
     FMA, as a subadviser, will manage the investments of the John Hancock Small Company Fund using the same investment philosophy and portfolio management process that FMA currently uses for the FMA Small Company Portfolio.
     FMA will remain an independent investment adviser. FMA will continue to manage separate account portfolios for corporate pension funds, foundations and endowments, public funds, and high net worth individuals. No other FMA-advised account is affected by this transaction.
We Need Your Vote of Approval
     After careful consideration and for the reasons described in these materials, the Trustees of The Advisors’ Inner Circle Fund, of which the FMA Small Company Portfolio is a series, have unanimously approved the reorganization of the FMA Small Company Portfolio into the John Hancock Small Company Fund, however, shareholder approval is also required to complete the transaction. The Trustees recommend you vote FOR the proposal. The enclosed proxy statement and prospectus contains a further explanation and important details about the reorganization, which I strongly encourage you to read before voting. Please note that, if approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about [December 11, 2009].
Your Vote Matters!
     You are being asked to approve the reorganization. No matter how large or small your holdings are in the FMA Small Company Portfolio, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote in any one of three ways: via telephone by calling the number listed on your proxy card; via mail by returning the enclosed proxy card; or via the Internet site listed on the proxy card. Please have your proxy card available when calling to vote by telephone or when using the Internet voting site.
     I am confident that the proposed change will help FMA better serve you and all of the FMA Small Company Portfolio’s shareholders.
     If you have questions, please call a proxy specialist at 1-866-FMA-8333 between 9:00 a.m. and 10:00 p.m. Monday through Friday, Eastern Time. I thank you for your time and your prompt vote on this matter.
Sincerely

Phillip T. Masterson
President
The Advisors’ Inner Circle Fund

FMA Small Company Portfolio
A series of The Advisors’ Inner Circle Fund
One Freedom Valley Drive
Oaks, Pennsylvania 19456
Notice of Special Meeting of Shareholders
Scheduled for [December 9, 2009]
This is the formal agenda for the FMA Small Company Portfolio shareholder meeting. It describes what matters will be voted on and the time and place of the meeting, in case you want to attend in person.
To the shareholders of the FMA Small Company Portfolio:
A shareholder meeting of the FMA Small Company Portfolio will be held at the offices of SEI Investments Distribution Co. (the Portfolio’s distributor), One Freedom Valley Drive, Oaks, Pennsylvania 19456, on [Wednesday, December 9, 2009, at ___ ___.m.], Eastern Time, to consider the following:
1.	A proposal to approve an Agreement and Plan of Reorganization between the FMA Small Company Portfolio and John Hancock Small Company Fund, which provides for and contemplates: (1) the transfer of all the assets and liabilities of the FMA Small Company Portfolio to the John Hancock Small Company Fund in exchange for shares of the designated classes of the John Hancock Small Company Fund; (2) the distribution of the shares of designated classes of the John Hancock Small Company Fund to the shareholders of the FMA Small Company Portfolio; and (3) the subsequent liquidation and termination of the FMA Small Company Portfolio.

The Board of Trustees of The Advisors’ Inner Circle Fund, of which the FMA Small Company Portfolio is a series, recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.
Shareholders of record as of the close of business on [September 25, 2009], are entitled to vote at the meeting and any related adjournments and follow-up meetings.
Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, additional shareholder solicitation may be required.
Important Notice Regarding the Availability of Proxy Materials for the
Shareholder Meeting to be Held on [December 9, 2009].
The proxy statement and prospectus, as well as the John Hancock Small
Company Fund’s prospectus, are available at www.[                    ].
By order of the Board of Trustees,
Joseph Gallo
Secretary
[October 13, 2009]

PROXY STATEMENT of
FMA Small Company Portfolio
(the “Acquired Fund”)
a series of The Advisors’ Inner Circle Fund (the “Trust”)
PROSPECTUS for
John Hancock Small Company Fund
(the “Acquiring Fund”)
a series of John Hancock Funds III
(“JHF III”)
The address of the Acquired Fund is One Freedom Valley Drive, Oaks, Pennsylvania 19456, and the address of the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210. The Acquired Fund and the Acquiring Fund are together referred to as the “Funds.”
* * * * * *
This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference. Following are key terms of the proposal:

Acquired Fund	Acquiring Fund	Shareholders Entitled to Vote

FMA Small Company Portfolio	John Hancock Small Company Fund	FMA Small Company Portfolio Shareholders
How the Reorganization Will Work
▪	The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund’s liabilities.

▪	The Acquiring Fund will be managed by the same portfolio managers as the Acquired Fund, using the same investment strategies and portfolio management techniques.

▪	The Acquiring Fund will issue Class A shares to the Acquired Fund in an amount equal to the value of the Acquired Fund’s net assets attributable to its Investor Shares. These shares will be distributed to holders of the Acquired Fund’s Investor Shares in proportion to their holdings on the closing date.

▪	Following the reorganization, shareholders who receive Class A shares may exchange those shares for Class ADV or, if eligible, Class I shares of the Acquiring Fund for up to one year after the reorganization closes. Please see “Exchanging Shares” under the heading “Description of the Proposal” for why that exchange may benefit you.

▪	The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the value of the Acquired Fund’s net assets attributable to its Institutional Shares. These shares will be distributed to holders of the Acquired Fund’s Institutional Shares in proportion to their holdings on the closing date.

▪	The Acquired Fund will be terminated, and shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. This transaction is expected to be a tax-free event for you.

▪	For Federal income tax purposes, the reorganization is intended not to result in any income, gain or loss recognized by the Acquired Fund, the Acquiring Fund or you.
Rationale for the Reorganization
The reorganization is intended to reorganize the Acquired Fund with a newly organized small-cap equity fund advised by the Acquiring Fund’s adviser, John Hancock Investment Management Services, LLC (“JHIMS”), and subadvised by the Acquired Fund’s current adviser, Fiduciary Management Associates, LLC (“FMA”). Similar to the Acquired Fund, the Acquiring Fund’s objective is to seek maximum long-term total return.
Following the reorganization of the Acquired Fund into the Acquiring Fund, the net annual operating expenses of Class A and Class I shares of the Acquiring Fund are expected to be no higher than the current operating expenses of the Acquired Fund’s Investor and Institutional Shares, respectively. In addition, the Acquiring Fund may realize lower long-term expenses resulting from greater economies of scale as the Acquiring Fund’s assets grow.
Management of the Acquired Fund believes that the Acquiring Fund may be in a better position to grow assets. Management also believes the Acquiring Fund may benefit from the experience of the John Hancock fund complex in the distribution of mutual funds through a broader range of distribution channels and additional share classes than currently available to the Acquired Fund. And lastly, management believes the Acquiring Fund may also be better positioned in the market to increase asset size and achieve additional economies of scale, which may enable the Acquiring Fund to achieve better net prices on securities trades and spread fixed expenses over a larger asset base, resulting in a lower expense ratio in the long term.
Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Acquiring Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Where to Get More Information

▪ Acquiring Fund’s Prospectus dated [October 2, 2009]	This prospectus, which is included in the same envelope as this proxy statement and prospectus, is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

▪ Acquired Fund’s prospectus dated March 1, 2009 [, as supplemented through ___, 2009]
These documents and additional information about the Funds are on file with the SEC.

Acquired Fund documents and additional information about that Fund are available at no charge by writing to that Fund or by calling, toll-free: 1-866-FMA-8333.

Acquiring Fund documents and additional information about that Fund are available at no charge by writing to that Fund or by calling, toll-free: 1-800-225-5291.

These documents are incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.
▪ Acquired Fund’s annual report dated October 31, 2008
▪    Acquired Fund’s semi-annual report dated April 30, 2009

▪    Acquired Fund’s statement of additional information (“SAI”) dated March 1, 2009 [, as supplemented through ___, 2009]

▪    Acquiring Fund’s SAI dated [October 13, 2009] that relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Funds

▪    Acquiring Fund’s SAI dated [October 2, 2009]

To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-866-FMA-8333.
The date of this proxy statement and prospectus is [October 13, 2009].
 ii

INTRODUCTION
This proxy statement and prospectus is being used by the Board of Trustees of the Trust to solicit proxies to be voted at a special meeting of the Acquired Fund’s, FMA Small Company Portfolio, shareholders. This meeting will be held at the offices of SEI Investments Distribution Co. (the Acquired Fund’s distributor), One Freedom Valley Drive, Oaks, Pennsylvania 19456, on [December 9, 2009, at ___ ___.m.], Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Acquired Fund into the Acquiring Fund, John Hancock Small Company Fund (the “Reorganization”). This proxy statement and prospectus is being mailed to the Acquired Fund’s shareholders on or about [October 13, 2009].
The proxy statement and prospectus includes information that is specific to this proposal, including Summary Comparisons of the Funds. You should read the entire proxy statement and prospectus carefully, including the Agreement and Plan of Reorganization attached as Exhibit A and the enclosed prospectus of the Acquiring Fund. You should also read the Acquired Fund’s annual and semi-annual reports because they contain details that are not in the Summary comparisons of the Funds.
Who is Eligible to Vote?
Shareholders of record on [September 25, 2009], are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to the shareholder’s instructions. If you sign a proxy, but do not fill in a vote, your shares will be voted FOR the proposal. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.
DESCRIPTION OF THE PROPOSAL
Approval of Agreement Between the Acquired Fund and the Acquiring Fund
The proposal is to approve an Agreement and Plan of Reorganization under which the Acquired Fund would transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund. The Acquiring Fund’s shares would be distributed proportionately to the shareholders of the Acquired Fund. The Acquired Fund would then be terminated. The Board of Trustees of the Trust recommends that shareholders vote FOR this proposal.
SUMMARY COMPARISONS OF THE FUNDS
Comparison of Funds’ Organization, Investment Objectives, Strategies and Policies

	Acquired Fund	Acquiring Fund
Organization	Diversified series of the Trust, an open-end investment management company organized as a Massachusetts business trust.	Diversified series of JHF III, an open-end investment management company organized as a Massachusetts business trust.

Net assets as of August 31, 2009	$116,197,081	None

Investment adviser	Fiduciary Management Associates, LLC (“FMA”)	John Hancock Investment Management Services, LLC (“JHIMS”)

Subadviser	None	FMA

	Acquired Fund	Acquiring Fund
Portfolio managers	Kathryn Vorisek	Same
▪ Managed the Acquired Fund since 1998
▪ Chief Investment Officer of FMA since 2000
▪ Joined FMA in 1996
▪ Has over 24 years of investment experience
Leo Harmon, CFA
▪ Managed the Acquired Fund since 2006
▪ Managing Director of FMA
▪ Joined FMA in 2003
▪ Has over 15 years of investment experience

Investment objective	Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenues and market capitalization.	Seeks maximum long-term total return.

Changes to the Investment Objective	The Board has the power to change the Fund’s investment objective without shareholder approval.	Same

Principal investments	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in other types of equity securities.	Same

Investment strategies	FMA employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. FMA evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts	Same

	Acquired Fund	Acquiring Fund
and trends. FMA believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community. FMA continuously monitors and evaluates investments held by each Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. FMA attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. FMA will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. FMA generally will not sell a stock merely due to market appreciation outside a Fund’s target capitalization range if it believes the company has growth potential.

Temporary investments	In abnormal market conditions, the Acquired Fund may invest up to 100% of its assets in short-term, high-quality debt instruments, such as U.S. government securities.

In these and other cases, the Fund may not achieve its goal.	In abnormal market conditions, the Acquiring Fund may invest up to 100% of its assets in short-term, high-quality debt instruments, such as U.S. government securities, and cash.

In these and other cases, the Fund may not achieve its goal.

Active trading	The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.	Same
As the above table indicates, both Funds seek to provide long-term total return primarily through investment in small-cap equity securities. The Funds have substantially similar investment policies, except as noted below.
Investment objective. While both Funds seek maximum long-term total return, the Acquired Fund’s stated investment objective includes additional qualifying language (“consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenues and market capitalization”). Although stated differently, the Funds’ investment objectives are substantially similar. In addition, the qualifying language in the statement of the Acquired Fund’s investment objective is consistent with both Funds’ investment policies.
Temporary investments. In abnormal market conditions, both Funds may invest up to 100% of its assets in short-term, high-quality debt instruments, such as U.S. government securities; in addition, the Acquiring Fund may invest in cash. Although similarly stated, the Acquiring Fund’s ability to invest in cash provides it with greater flexibility to adjust to abnormal market conditions.

Comparison of the Funds’ Classes of Shares
The following table details the differences between the expense structures of each Fund’s share classes.

Acquired Fund	Acquiring Fund
Investor Shares	Class A Shares
▪ No front-end load
▪    Front-end sales charges range from 2.00% to 5.00%, depending on the amount invested up to $1 million. HOWEVER, after the Reorganization closes, former holders of the Acquired Fund’s Investor Shares may purchase additional Class A shares without paying any front-end sales charges.

▪    There is no front-end load on investments over $1 million.

▪ No CDSC	▪ CDSC ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.
▪ Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the Acquiring Fund’s prospectus.
▪ 0.25% shareholder servicing fee	▪ No shareholder servicing fee
▪ No Rule 12b-1 fees	▪ 0.30% Rule 12b-1 fees

Institutional Shares	Class I Shares
▪ No front-end load	▪ No front-end load
▪ No CDSC	▪ No CDSC
▪ No Rule 12b-1 fees	▪ No Rule 12b-1 fees
Comparison of Buying, Selling and Exchanging Shares

	Acquired Fund	Acquiring Fund
Buying shares	Investors may buy shares at their public offering price through a financial representative or the Fund’s transfer agent, DST Systems, Inc. (“DST”).	Investors may buy shares at their public offering price through a financial representative or the Fund’s transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).

Minimum initial investment	Investor Shares. The minimum initial investment in the Fund is $2,500 ($500 for Investment Retirement Accounts (“IRAs”) and $250 for Spousal IRAs). Additional investments of at least $100 may be made at any time. The Fund may waive the Investor Shares investment minimums in its sole discretion.	Class A shares. The minimum initial investment in the Fund is $2,500, except as follows:

▪    Coverdell ESA’s: $2,000;

▪    there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment;

▪    group investments: $250; and

▪    there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor.

	Acquired Fund	Acquiring Fund
	Institutional Shares. The minimum initial investment is $2 million. Additional investments of at least $100 may be made at any time. The Fund may waive the Institutional Shares investment minimums in its sole discretion.	Class I shares. The minimum initial investment is $250,000. The Fund may waive the Class I investment minimum in its sole discretion.

Exchanging shares	Not applicable.	Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other John Hancock fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Selling shares	Shareholders may sell their shares by submitting a proper written, telephone or Internet request to the transfer agent. In certain circumstances, the request must be in writing.	Same

Net asset value	All purchases, exchanges and sales are made at a price based on the next net asset value per share (“NAV”) of a class of a Fund to be calculated after the transfer agent receives your request in good order. Each Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern Time. When closing market prices or market quotations are not readily available or are considered to be unreliable, a Fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with pre-approved procedures under the ultimate supervision of the Fund’s Board.	Same
Comparison of Expenses
Shareholders of both Funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a Fund’s assets and, therefore, are paid by shareholders indirectly.
Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the Acquired Fund differ from the expenses of the Acquiring Fund.
The following tables: (1) compare the fees and expenses for the Acquired Fund and the Acquiring Fund based on actual expenses for a recent 12-month period; and (2) show the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in the Acquired Fund will bear as shareholders of the Acquiring Fund. The tables enable you to compare and contrast the recent expense levels for the Acquired Fund and the Acquiring Fund and obtain a general idea of what the expense levels would be if the reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Acquired Fund or the Acquiring Fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels, but actual expenses may be greater or less than those shown.
The Acquired Fund’s annual operating expenses are based on actual expenses of Investor and Institutional Shares for the twelve months ended April 30, 2009. The Acquiring Fund’s Class A and Class I shares annual operating expenses are based on estimates for the current year. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on May 1, 2008 and represent the estimated hypothetical expenses of the Fund and the Acquiring Fund for the twelve months ended April 30, 2009.
For financial statement purposes the Acquired Fund will be the accounting survivor of the reorganization. As the accounting survivor, the Acquired Fund’s operating history will be used for financial reporting purposes.

	Acquired			Acquiring Fund Class A
	Fund	Acquiring		(Pro Forma, Assuming
	Investor	Fund		Reorganization with
	Shares	Class A		Acquired Fund)

Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	5.00	%(1)	5.00	%(1)
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	(2)(3)	None	(2)(3)

Annual Operating Expenses
Management fee	0.75%	0.90%		0.90%
Distribution and service (12b-1) fees	None	0.30	%(4)	0.30	%(4)
Other expenses	0.34%	0.54%		0.54%
Shareholder servicing fees	0.25%	None		None

Total fund operating expenses	1.34%	1.74%		1.74%
Contractual expense reimbursement	None	-0.40%		-0.40%

Net annual operating expenses	1.34%	1.34	%(4)	1.34	%(4)

(1)	Not applicable for shareholders who acquire their shares through the Reorganization.

(2)	A $4.00 fee will be charged for wire redemptions.

(3)	After the Closing Date, for new investors, a CDSC ranging from 0.25% to 1.00% applies with respect to certain purchases of Class A shares of $1 million or more upon which a commission or finder’s fee was paid and that are sold within one (1) year after purchase.

(4)	For the first year after the Closing Date, JHIMS has contractually agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class A shares to 1.34%.

	Acquired			Acquiring Fund Class I
	Fund	Acquiring		(Pro Forma, Assuming
	Institutional	Fund		Reorganization with
	Shares	Class I		Acquired Fund)

Annual Operating Expenses
Management fee	0.75%	0.90%		0.90%
Other expenses	0.36%	0.21%		0.21%

Total fund operating expenses	1.11%	1.11	%(1)	1.11	%(1)

(1)	For the first two years after the Closing Date, JHIMS has contractually agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class I shares to 1.11%.
Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods in the Acquired Fund and the Acquiring Fund, based on the Acquired Fund’s fees and expenses during the 12-month period ended April 30, 2009, and estimated fees and expenses for the Acquiring Fund’s first 12 months of operation. Pro forma expenses of the Acquiring Fund assuming the Reorganization with the Acquired Fund occurred on May 1, 2008 are also included. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of the Acquired Fund’s or Acquiring Fund’s actual expenses or returns, either past or future.

			Acquiring Fund (Pro
			Forma) (Assuming
			Reorganization with
	Acquired Fund	Acquiring Fund	Acquired Fund)

	Investor Shares	Class A	Class A
Year 1	$136	$630	$630

Year 3	$425	$984	$984

Year 5	$734	$1,361	$1,361

Year 10	$1,613	$2,418	$2,418

	Institutional
	Shares	Class I	Class I

Year 1	$113	$113	$113

Year 3	$353	$353	$353

Year 5	$612	$612	$612

Year 10	$1,352	$1,352	$1,352
Exchanging Shares
As described above, shareholders of the Acquiring Fund may exchange their shares for shares of the same class of another fund offered by the John Hancock Family of Funds. The Acquired Fund has no exchange privileges.
In connection with the reorganization, however, there are two additional exchange privileges for certain Acquired Fund shareholders. Holders of Investor Shares who receive Class A shares of the Acquiring Fund in the reorganization may qualify, subject to meeting applicable eligibility criteria, to exchange those Class A shares (and any Class A shares represented by dividends paid thereon) for Class ADV shares of the Acquiring Fund for up to one year after the Closing Date. Class ADV shares of the Acquiring Fund are offered and redeemed at NAV (i.e., without the imposition of any front-end sales loads or CDSCs) and are subject to a 0.25% Rule 12b-1 distribution fee. Acquiring Fund Class ADV shares will have the same expense ratio as your Acquired Fund’s Investor Shares (after waivers and reimbursements) for at least two years after the Closing Date. In addition, certain holders of Investor Shares that meet applicable eligibility criteria will also have the right to exchange their Class A shares into Class I shares of the Acquiring Fund, which will have a lower expense ratio than the Acquired Fund’s Investor Shares, for at least two years after the Closing Date.
For information regarding exchanging shares of the Acquiring Fund, contact Signature Services at 1-800-225-5291.
The following expense table provides a comparison of the fees and expenses that holders of Class A and Class ADV shares of the Acquiring Fund may pay if they buy and hold shares of each respective class and are based on estimated expenses of these share classes for the first 12 months of operations. The actual expenses of any class of the Acquiring Fund’s shares after the Reorganization may be greater or less than those shown.

Acquiring Fund Only

	Class A		Class ADV

Shareholder transaction expenses

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	%(1)	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	(2)(3)	None

Annual Operating Expenses

Management fee	0.90%		0.90%

Distribution and service (12b-1) fees	0.30%		0.25%
Other expenses	0.54%		0.54%

Total fund operating expenses	1.74%		1.69%
Contractual expense reimbursement	-0.40%		-0.35%

Net annual operating expenses	1.34	%(4)	1.34	%(5)

(1)	Not applicable for shareholders who acquire their shares through the Reorganization.

(2)	A $4.00 fee will be charged for wire redemptions.

(3)	After the Closing Date, for new investors a CDSC ranging from 0.25% to 1.00% applies with respect to certain purchases of Class A shares of $1 million or more upon which a commission or finder’s fee was paid and that are sold within one (1) year after purchase.

(4)	For the first year after the Closing Date, JHIMS has contractually agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class A shares to 1.34%.

(5)	For the first two years after the Closing Date, JHIMS has contractually agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class ADV shares to 1.34%.
Comparison of Advisory and Distribution Arrangements
The Acquired Fund’s and the Acquiring Fund’s advisory, expense limitation and distribution arrangements differ as set forth below.
Management Fees
The Acquired Fund pays, and the Acquiring Fund will pay, management fees equal to the following annual percentage of its average daily net assets, as shown in the following table:
Annual Advisory Fee Rates

Fees paid by the Acquired Fund to FMA	Fees paid by the Acquiring Fund to JHIMS
0.75% — all assets.	0.90% — first $500 million;
0.85% — next $500 million; and
0.80% — excess over $1 billion
JHIMS will pay subadvisory fees to FMA from its own assets and not from the Acquiring Fund’s assets.
Expense Limitation Arrangements
No expense limitation arrangements are currently in place for the Acquired Fund.

JHIMS has contractually agreed to limit the Acquiring Fund’s Class A net expenses to 1.34% for the first year after the Closing Date, and the Acquiring Fund’s Class I and Class ADV annual net expenses to 1.11% and 1.34%, respectively, for the first two years after the Closing Date.
Shareholder Servicing and Distribution Arrangements
The Acquired Fund has adopted a shareholder servicing plan that allows the Fund to pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly.
The Board of Trustees and shareholders of JHF III have approved Distribution Plans for JHF III’s various series (including the Acquiring Fund) and classes and adopted the Plans in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan for Class A shares provides that the Acquiring Fund may pay a fee to John Hancock Funds, LLC, the Fund’s distributor (the “Distributor”), at an annual rate of up to 0.30% of the average daily net assets of the Fund’s Class A shares. The Distribution Plan for Class ADV shares provides that the Acquiring Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class ADV shares. Class I shares of the Acquiring Fund are not subject to any Rule 12b-1 fees.
Fund Performance
Past performance records of the Acquired Fund through December 31, 2008, including: (1) calendar year total returns (not reflecting sales charges applicable to the Acquiring Fund); and (2) average annual total returns (reflecting Acquiring Fund sales charges), are set forth under “Fund Past Performance” on page [___] of this proxy statement and prospectus.
Comparison of Investment Risks
The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. The following summarizes, in alphabetical order, each Fund’s principal risks, which are substantially similar.
Active management risk
Each Fund is subject to management risk because it relies on FMA’s ability to pursue the Fund’s goal. FMA as subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. Neither Fund generally attempts to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent that a Fund invests in those securities, its performance depends on FMA’s ability to choose securities that perform better than securities that are included in the benchmark.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund is invested in decline or if overall market and economic conditions deteriorate.
Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what FMA believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by FMA to be under priced, or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by FMA, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of each Fund may vary from year to year, as well as within a year.
Smaller company risk
Market risk and liquidity risk may be particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations.
PROPOSAL TO APPROVE THE AGREEMENT
Description of Reorganization
You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:
The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on or about [Friday, December 11, 2009], but no later than [December 10, 2010]. The Acquired Fund will transfer all of its assets to the Acquiring Fund and the Acquiring Fund will assume all of the Acquired Fund’s liabilities. The net asset value of both Funds will be computed as of 4:00 p.m., Eastern Time, on the Closing Date.
The Acquiring Fund will issue Class A shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Investor Shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to record holders of the Acquired Fund’s Investor Shares (in redemption of their Acquired Fund shares) in proportion to their holdings on the Closing Date. As a result, holders of the Acquired Fund’s Investor Shares will become Class A shareholders of the Acquiring Fund.
The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Institutional Shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to record holders of the Acquired Fund’s Institutional Shares (in redemption of their Acquired Fund shares) in proportion to their holdings on the Closing Date. As a result, holders of the Acquired Fund’s Institutional Shares will become Class I shareholders of the Acquiring Fund.
After the Acquiring Fund’s shares are issued, the Acquired Fund will cease operations and be terminated.
Reasons for the Proposed Reorganization
On June 24, 2009, the Board of Trustees of the Trust held a Special Meeting at which representatives of FMA and JHIMS discussed the details of the proposed reorganization and gave an overview of JHIMS. The Board met again on August 12, 2009 and (with the advice and assistance of independent legal counsel) considered the following matters, among others and in no order of priority, in approving the proposal.
▪	the investment objective and investment strategies and policies of the Acquiring Fund and Acquired Fund are substantially similar and, in some instances, identical.

▪	shareholders of the Acquired Fund will experience continuity in portfolio management because FMA, the investment adviser to the Acquired Fund, will continue to manage the Acquiring Fund’s assets on a day-to-day basis as subadviser. JHIMS, as investment adviser to the Acquiring Fund, will oversee FMA in accordance with the terms of their subadvisory agreement.

▪	while FMA will manage the assets of the Acquiring Fund as its subadviser, JHIMS will be responsible for the overall management of the Acquiring Fund’s operations. JHIMS, which also serves as investment adviser to three registered investment company complexes (including JHF III) with a total of 229 series and approximately $115 billion in assets as of August 31, 2009, has broad experience and resources in managing investment companies. Although JHF III commenced operations in 2006, it has experienced trustees, management and service providers.

▪	although the maximum annual management fee for the Acquiring Fund (0.90%) is higher than the management fee for the Acquired Fund (0.75%), JHIMS and its affiliates have great potential to increase the size of the Acquiring Fund because of JHIMS’ experience in the distribution of mutual funds through a broader range of distribution channels than currently available to the Acquired Fund. For example, the Acquiring Fund expects to offer additional classes with greater distribution capabilities than is the case with the Acquired Fund. Over the long term, if a larger asset base is realized, the Acquiring Fund may (i) obtain better net prices on securities trades; and (ii) reduce long-term per-share expenses by spreading fixed costs over a larger asset base. The Board recognized, however, that there can be no assurance that such operating efficiencies or economies of scale will be achieved.

▪	JHIMS has contractually agreed to limit the net operating expenses of Class A shares of the Acquiring Fund to 1.34% for the first year after the Closing Date, and to limit the annual net operating expenses of Class I and Class ADV to 1.11% and 1.34%, respectively, for the first two years after the Closing Date. While there is no guarantee, the long-term asset growth potential of the Acquiring Fund may result in potential long-term economies of scale and other expense efficiencies, which could result in lower overall expenses for the Acquiring Fund, compared to those of the Acquired Fund even after the expense limitations expire. The Board recognized that if the expense limitations are not continued beyond the stated periods, the expenses of the Acquiring Fund could thereafter be higher than the expenses incurred by the Acquired Fund unless operating efficiencies or economies of scale fully offset any increased fees and expenses for the Acquiring Fund.

▪	the Reorganization is intended to be tax-free for federal income tax purposes for the Acquired Fund and its shareholders.

▪	the costs of the Reorganization will be borne by JHIMS and FMA and not the Acquired Fund

▪	The Board of Trustees recognized that FMA and JHIMS (as well as other John Hancock affiliates) will benefit from the Reorganization. Because the Acquiring Fund will be the accounting successor to the Acquired Fund and will assume the Acquired Fund’s performance record, JHIMS expects to be able to increase the Acquiring Fund’s assets at a faster rate than would otherwise be possible if it began offering a fund with similar investment objectives and policies, but with no historical performance record. That expected asset growth benefits JHIMS by increasing its management fees and accelerating the point at which management of the Acquiring Fund is profitable to JHIMS. As the subadviser to the Acquiring Fund, FMA would similarly benefit from increased assets. The Board realized that, as a result, the additional financial benefits to FMA may give it greater resources to manage the Acquired Fund and other assets that may benefit the Acquired Fund as well as its other clients.
          Certain potential conflicts of interest, including financial obligations of JHIMS to FMA if the Reorganization is consummated, are discussed below under “Conflicts of Interest.” In approving the Reorganization and the Agreement, the Board of Trustees of the Acquired Fund, including the independent Trustees, was aware of and considered these potential conflicts of interest.

     The Trustees determined that the reorganization was in the best interest of the shareholders of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the reorganization. The Trustees also considered and unanimously approved the terms and conditions of the Agreement.
FUND PAST PERFORMANCE
Set forth below is past performance information for the Acquired Fund, which may help provide an indication of the Acquiring Fund’s risk. Performance information for the Acquiring Fund is not presented because it has not yet commenced operations. As accounting successor to the Acquired Fund, the Acquiring Fund will assume the Acquired Fund’s historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Acquired Fund (and if the Reorganization is effected, the Acquiring Fund).
The bar chart shows the changes in the performance of the Acquired Fund’s Investor Shares from year to year, adjusted to reflect the Acquiring Fund’s estimated Class A expenses for its first 12 months of operation. Sales loads applicable to Class A shares of the Acquiring Fund are not reflected in the chart; if they were, the returns shown would have been lower.
The table compares the average annual total returns of the Acquired Fund’s Investor Shares to those of the Russell 2000 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns for the Acquired Fund reflect the sales loads for Class A shares of the Acquiring Fund. All returns assume reinvestment of dividends and distributions.
Of course, past performance before and after taxes is no guarantee of future results. Performance of each share class will vary from the performance of the other share classes because of differences in charges and expenses.
Calendar Year Total Returns — Investor Shares
Year-to-date total return for the six months ended June 30, 2009 was -2.08%.
Quarterly Returns
During the period shown in the above bar chart, the Acquired Fund’s highest quarterly return was 14.94% for the quarter ended June 30, 2003, and the lowest quarterly return was -19.77% for the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2008
(Investor Shares information includes sales charges applicable to Class A shares of the Acquiring Fund)

	1 Year	5 Years	10 Years
Investor Shares before tax	-28.76%	1.07%	3.30%
Investor Shares after tax on distributions(1)	-28.82%	-1.59%	1.84%
Investor Shares after tax on distributions, with sale(1)	-18.70%	0.23%	2.44%
Institutional Shares before tax(2)	-28.35%	1.66%	3.89%
Russell 2000 Index(3)	-33.79%	-0.93%	3.02%

(1)	After-tax returns are shown only for Investor Shares and would be different for Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	Institutional Shares commenced operations on May 1, 2008. The performance information shown above for Institutional Shares is that of the Investor Shares, recalculated to reflect the Institutional Shares’ gross expenses.

(3)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 largest U.S. companies with the largest market capitalizations.
FURTHER INFORMATION ON THE REORGANIZATION
Tax Status of the Reorganization
The Reorganization is intended not to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund, and will not take place unless the Funds receive a satisfactory opinion from K&L Gates LLP, substantially to the effect that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
As a result, with respect to the Reorganization, for federal income tax purposes:
▪	No gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund as described above; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders;

▪	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund;

▪	The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

▪	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

▪	You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

▪	The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

▪	The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquired Fund and the Acquiring Fund.
No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.
This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.
Additional Terms of the Agreement
Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization, in its entirety, that is proposed for the Reorganization.
Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).
The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).
The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s Declaration of Trust and By-Laws. The Funds’ obligations are also subject to the receipt of a favorable opinion of K&L Gates LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(e) and 9(f)).
Termination of Agreement. The Board of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Closing Date, subject to certain conditions.
Expenses of the Reorganization. Your Fund will not be required to pay the Reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs (those costs will be borne by JHIMS and FMA according to an agreement between them).
CAPITALIZATION
With respect to the proposal, the following tables set forth the capitalization of the Acquired Fund as of July 31, 2009, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. The Acquiring Fund will have no assets until the Closing Date, when it will assume the assets of the Acquired Fund.

		Acquiring Fund
	Acquired Fund	Pro forma
Net Assets (millions)	$113.50	$113.50
Net Asset Value Per Share
Investor Shares/Class A	$14.07	$14.07
Institutional Shares/Class I	$14.09	$14.09
Shares Outstanding
Investor Shares/Class A	6,416,145	6,416,145
Institutional Shares/Class I	1,650,174	1,650,174

ADDITIONAL INFORMATION ABOUT THE FUNDS’ BUSINESSES
The following table shows where in each Fund’s prospectus you can find additional information about the business of each Fund.

Headings in Acquired Fund
Type of Information	Prospectus	Headings in Acquiring Fund Prospectus
Investment objective and policies	Fund Summary —

  What is the Fund’s Investment Objective?

  What are the Fund’s Principal Investment Strategies?

  What are the Fund’s Principal Risks?

	Additional Information About the Fund — Other Investment Practices and Strategies	Fund summary — Goal and strategy Main risks Fund details — Risks of investing

Portfolio management	Additional Information About the Fund — Investment Adviser	Fund details — Who’s who — Subadviser

Expenses	Fund Summary — Fees and Expenses	Fund summary — Investor costs

Purchase and redemption of shares	Investing with the Fund — Buying Shares Redeeming Shares Transaction Policies Account Policies	Your account —

  Investing in Class A shares (Class A)

   How sales charges are calculated (Class A)

   Sales charge reductions and waivers (Class A)

  Who can buy shares (Class I)

  Opening an account

  Buying shares

  Selling shares

  Transaction policies

Dividends, distributions and taxes	Investing with the Fund — Transaction Policies — Distributions Federal Taxes Taxes on Distributions	Your account — Dividends and account policies
BOARD CONSIDERATIONS AND RECOMMENDATION
For the reasons described above, the Trustees determined that the reorganization was in the best interest of the shareholders of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Trustees also considered and unanimously approved the Agreement.

The Trustees of the Acquired Fund recommend that shareholders of the Acquired Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

CONFLICTS OF INTEREST
The Reorganization is expected to benefit JHIMS and FMA. JHIMS has engaged FMA as the subadviser for the Acquiring Fund. Therefore, JHIMS would benefit from the fees it receives from the Acquiring Fund and from the addition of a well-managed fund with strong historical performance to the John Hancock family of funds, while FMA would benefit from the subadvisory fees it receives for managing the portfolio of the Acquiring Fund, and from John Hancock’s distribution capabilities in growing the Acquiring Fund. In addition, John Hancock Funds, LLC, the Distributor, of the Acquiring Fund’s shares, would benefit through the adoption of Rule 12b-1 plans for the Acquiring Fund.
JHIMS and FMA have entered into an overall business arrangement under which FMA has agreed not to act as an investment adviser or subadviser to other registered funds that are managed in a style similar to that of the Acquiring Fund, subject to further conditions, for a period of up to five years. As a part of this arrangement, JHIMS has agreed that under certain circumstances it (and not the Acquiring Fund or JHF III) will pay to FMA specified amounts for a period of five years. Such amounts may total up to $4.2 million, less any subadvisory fees paid by JHIMS to FMA. In addition, as a further part of this arrangement, JHIMS has agreed that under certain circumstances it (and not the Acquiring Fund or JHF III) will pay to FMA a specified amount if the FMA subadvisory agreement for the Acquiring Fund is terminated within a five-year period. Such amount may total $3.75 million, less any subadvisory fees paid by JHIMS to FMA. Neither JHF III nor either of the Acquiring Fund or the Acquired Fund is a party to any of these arrangements, and they are not binding upon the Funds or their boards. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of the FMA subadvisory agreements for as long as these arrangements remain in effect. In approving the Reorganization and the Agreement, the Board of Trustees of the Acquired Fund, including the independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of JHIMS to FMA.
REQUIRED VOTE, QUORUM AND ADJOURNMENT
Each whole share of the Acquired Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:
(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.
In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
          Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote.

          A quorum is constituted by the presence in person or by proxy of the holders of a majority of the shares of the Acquired Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.
INFORMATION CONCERNING THE MEETING
Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, fax or in person by the directors, officers and employees of the Acquired Fund; by personnel of the Acquired Fund’s investment adviser, FMA, and its transfer agent, DST, or by broker-dealer firms. DST, together with a third-party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $15,000. JHIMS will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.
Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:
▪	By filing a written notice of revocation with the Acquired Fund’s transfer agent, DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105,

▪	By returning a duly executed proxy with a later date before the time of the meeting, or

▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of the Acquired Fund (without complying with any formalities) at any time before it is voted.
Being present at the meeting alone does not revoke a previously executed and returned proxy.
Outstanding Shares
As of [September 25, 2009] (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares
Acquired Fund	Outstanding

Investor Shares
Institutional Shares

Total
Only shareholders of record on September 25, 2009 are entitled to notice of and to vote at the meeting. Pursuant to the Declaration of Trust of the Trust, a majority of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.
Other Business
The Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Telephone Voting
In addition to soliciting proxies by mail, fax or in person, the Acquired Fund may also arrange to have votes recorded by telephone by officers and employees of the Acquired Fund or by personnel of FMA, DST, or a third-party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. The Acquired Fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.
▪	A shareholder will be called on a recorded line at the telephone number in the fund’s account records and will be asked to provide the shareholder’s social security number or other identifying information.

▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.
Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the “control number” that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.
To vote via the Internet:
▪	Read the proxy statement and have your proxy card(s) at hand.

▪	Go to the Web site on the proxy card.

▪	Enter the “control number” found on your proxy card.

▪	Follow the instructions on the Web site. Please call us at 1-866-FMA-8333 if you have any problems.

▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.
Shareholders’ Proposals
The Funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective Funds must submit the proposal in writing, so that it is received by the Acquired Fund at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or the Acquiring Fund at Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.
OWNERSHIP OF SHARES OF THE FUNDS
Principal Shareholders. To the best knowledge of the Trust, as of the Record Date, no person except as set forth in the following table owned of record 5% or more of the outstanding shares of the Acquired Fund. The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of the Investor Shares and Institutional shares, respectively. The type of ownership of each entry listed on the table is record ownership. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is not expected to change.
As of the Record Date, the Acquiring Fund has not yet commenced operations and has no outstanding shares.
Acquired Fund

Names and Addresses of Owners	Share Class	Percent Owned

As of the Record Date, the officers and the Trustees of the Trust as a group owned or controlled less than 1% of the Acquired Fund’s outstanding shares in the aggregate.
[Control Persons. To the best knowledge of the Trust, as of the Record Date, [no persons/the following are the only persons who] owned beneficially, more than 25% of the outstanding shares of the Acquired Fund.]
[Insert Table if there are any 25% shareholders]
EXPERTS
The financial statements and financial highlights of the Acquired Fund for the fiscal year ended October 31, 2008 and the six months ended April 30, 2009 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for the fiscal year ended October 31, 2008 have been audited by the independent registered public accounting firm PricewaterhouseCoopers LLP, as stated in its report, which is incorporated herein by reference. The financial statements and financial highlights for the fiscal year ended October 31, 2008 have been incorporated herein by reference in reliance on their report given on their authority as experts in accounting and auditing.
AVAILABLE INFORMATION
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at http://www.sec.gov.

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization (“Agreement”) is made as of [December 10, 2009], by and between The Advisors’ Inner Circle Fund, a Massachusetts business trust (the “Acquired Fund Trust”), on behalf of its series, FMA Small Company Portfolio (the “Acquired Fund”), and John Hancock Funds III, a Massachusetts business trust (the “Acquiring Fund Trust”), on behalf of its series John Hancock Small Company Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds” or individually, each a “Fund”).
     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the “Merger Shares”), and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.
     Each of the Acquired Fund Trust and Acquiring Fund Trust is duly organized and validly existing under, and in conformity with, the laws of jurisdiction of its organization, and has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the Acquired Fund Trust and the Acquiring Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund Trust or the Acquiring Fund Trust, as the case may be. Each of the Acquired Fund Trust and Acquiring Fund Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquired Fund and the Acquiring Fund are separate series of the Acquired Fund Trust and the Acquiring Fund Trust, respectively, duly established and designated in accordance with the applicable provisions of the Acquired Fund Trust’s Agreement and Declaration of Trust dated February 18, 1997, as amended and supplemented with respect to the Acquired Fund (the “Acquired Fund Trust Declaration”), and the Acquiring Fund Trust’s Amended and Restated Declaration of Trust dated August 12, 2005 (the “Acquiring Fund Trust Declaration”), respectively, and the 1940 Act.
     The Acquired Fund Trust’s Board of Trustees and the Acquiring Fund Trust’s Board of Trustees: (i) have adopted and approved this Agreement and the transactions hereby contemplated; and (ii) have determined that participation therein is in the best interests of their respective Funds and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization (as defined below).
     All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of the Acquired Fund Trust or Acquiring Fund Trust, as the case may be, acting on behalf of that Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, the Acquired Fund Trust or the Acquiring Fund Trust, as the case may be, acting on behalf of that Fund.
     In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:
1. Representations and Warranties of the Acquiring Fund.
     The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust and, in conformity with the laws of The Commonwealth of Massachusetts, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the Acquiring Fund Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Acquiring Fund was formed for the purpose of effecting the Reorganization, has not engaged in any business prior to the Reorganization, and does not own and has not owned any assets.
(c) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.
(d) The Acquiring Fund Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Acquiring Fund Trust’s Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
(e) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, threatened against the Acquiring Fund Trust or the Acquiring Fund which assert liability on the part of the Acquiring Fund Trust or the Acquiring Fund or which materially affect the financial condition of the Acquiring Fund Trust or the Acquiring Fund or the Acquiring Fund Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Acquiring Fund Trust nor the Acquiring Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.
(f) Neither the Acquiring Fund Trust nor the Acquiring Fund is obligated under any provision of the Acquiring Fund Trust Declaration or the Acquiring Fund Trust’s By-laws dated June 5, 2005, as may be amended (the “Acquiring Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
(g) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (i) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.
(h) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).
(i) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Acquiring Fund Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date (as defined below), insofar as it relates to the Acquiring Fund:
     (A) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
     (B) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.
(j) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund Trust, of which the Acquiring Fund is a series, is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class A shares of the Acquiring Fund are convertible into Class ADV or Class I shares of the Acquiring Fund, in the manner and on the terms described in the N-14 Registration Statement.
(k) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of Acquiring Fund Trust.
(l) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.
(m) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.
2. Representations and Warranties of the Acquired Fund.
     The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust and, in conformity with the laws of the Commonwealth of Massachusetts, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the Acquired Fund Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.
(b) The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.
(c) The Acquired Fund Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Acquired Fund Trust’s Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
(d) The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended October 31, 2008, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm; and (ii) the semi-annual report of the Acquired Fund for the six months ended April 30, 2009, and the un-audited financial statements appearing therein;

which, in each case, fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.
(e) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of April 30, 2009, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.
(f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, threatened against the Acquired Fund Trust or the Acquired Fund that assert liability on the part of the Acquired Fund Trust or the Acquired Fund or which materially affect the financial condition of the Acquired Fund Trust or the Acquired Fund or the Acquired Fund Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Acquired Fund Trust nor the Acquired Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.
(g) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.
(h) Neither the Acquired Fund Trust nor the Acquired Fund is obligated under any provision of the Acquired Fund Trust Declaration or the Acquired Fund Trust’s By-laws, as may be amended (the “Acquired Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
(i) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.
(j) As used in this Agreement, the term “Acquired Fund Investments” shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).
(k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.
(l) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund:

     (A) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and
     (B) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.
(m) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class A shares of the Acquiring Fund received in exchange for Investor Shares of the Acquired Fund are convertible into Class ADV or Class I shares of the Acquiring Fund, in the manner and on the terms described in the N-14 Registration Statement.
(n) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.
(o) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.
(p) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.
3. The Reorganization.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume all of the liabilities of the Acquired Fund (including the obligation of the Acquired Fund Trust to indemnify and hold harmless current and former Trustees and officers of the Acquired Fund Trust, and including the obligation to advance expenses, to the maximum extent permitted by applicable law and as set forth in the Acquired Fund Trust Declaration of Trust and Acquired Fund Trust By-Laws), in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund Trust will redeem its Acquired Fund Shares in exchange for all Merger Shares received by it and will distribute such Merger Shares to its shareholders. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.
(c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.
(d) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).
(e) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(e) of this Agreement.
(f) The Acquired Fund will cease operations and be terminated following the Closing Date.

4. Valuation.
(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A and Class I shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Investor Shares and Institutional Shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Investor Shares and Institutional Shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.
(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.
(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.
(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.
(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.
5. Payment of Expenses.
(a) Except as otherwise provided in this Section 5, John Hancock Investment Management Services, LLC (“JHIMS”), and Fiduciary Management Associates, LLC (“FMA”), by countersigning this Agreement, agree that they will bear any and all costs and expenses of the Reorganization, whether or not consummated, incurred by the Acquired Fund, and JHIMS agrees that it will bear any and all costs and expenses of the Reorganization, whether or not consummated, incurred by the Acquiring Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws, provided further that neither JHIMS nor FMA will be required to bear any costs or expenses of the Reorganization incurred by the Acquired Fund if the Reorganization is not consummated due to a material breach of this Agreement by the Acquired Fund or the Acquired Fund Trust, which breach remains uncured after the expiration of thirty (30) days following the delivery of written notice of such breach by the Acquiring Fund Trust to the Acquired Fund Trust.
(b) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.
(c) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.
6. Covenants of the Acquired Fund and the Acquiring Fund.
     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.
(b) The Acquired Fund Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.
(c) In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which Acquiring Fund Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.
(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.
(e) The Acquiring Fund Trust, having filed a post-effective amendment to its Registration Statement on Form N-1A (the “Trust’s N-1A Registration Statement”) with the Commission registering the Acquiring Fund and its shares under the 1933 Act and 1940 Act, shall file any supplements and amendments as may be required. The Acquiring Fund shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and to register the Acquiring Fund’s shares with such state securities agencies as it may deem appropriate, in order to commence operations on the Closing Date.
(f) The Acquired Fund Trust shall, on behalf of the Acquired Fund:
     (A) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund Trust Declaration and Acquired Fund Trust By-laws, the 1940 Act and any other applicable law,
     (B) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and
     (C) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.
(g) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.
(h) The Acquiring Fund agrees to report the Reorganization as a reorganization qualifying under Section 368(a)(1)(F) of the Code, with the Acquiring Fund as the successor to the Acquired Fund. Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Acquired Fund Trust, Acquiring Fund Trust, and the Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP, counsel to the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates).

(i) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.
(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of Acquiring Fund Trust, an open-end management investment company registered under the 1940 Act.
7. Closing Date.
(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [December 11, 2009] or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”
(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.
(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.
(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.
8. Conditions of the Acquired Fund’s Obligations.
     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:
(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust’s Board and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by Acquiring Fund Trust’s Board certified by its Secretary.
(b) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.
(c) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
(d) That the Acquired Fund shall have received the opinion, in form satisfactory to the Acquired Fund Trust, of K&L Gates LLP, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:
     (A) Both the Acquiring Fund and Acquiring Fund Trust are duly formed and validly existing under the laws of The Commonwealth of Massachusetts;
     (B) the Acquiring Fund is a separate series of Acquiring Fund Trust, an open-end, management investment company registered under the 1940 Act;

     (C) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of Acquiring Fund Trust’s Board, and this Agreement has been duly executed and delivered by Acquiring Fund Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;
     (D) neither the execution or delivery by Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;
     (E) the Merger Shares have been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts law, be held personally liable for the obligations of the Acquiring Fund; and
     (F) to their knowledge and subject to the qualifications set forth below, the execution and delivery by Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of The Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;
(e) That the Acquired Fund shall have obtained an opinion, in form satisfactory to the Acquired Fund Trust, from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund Trust, on behalf of the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a)(1)(F) of the Code.
(f) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund Trust.
(g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.
(h) That Acquiring Fund Trust’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.
9. Conditions of the Acquiring Fund’s Obligations.
     The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:
(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust’s Board and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Acquired Fund Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Acquired Fund Trust’s Board, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by such Board’s Secretary.
(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired

Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.
(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
(e) That the Acquiring Fund shall have received the opinion, in form satisfactory to the Acquiring Fund Trust, of Morgan, Lewis & Bockius LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:
     (A) Both the Acquired Fund and the Acquired Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;
     (B) the Acquired Fund is a separate series of the Acquired Fund Trust, an open-end, management investment company registered under the 1940 Act;
     (C) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquired Fund Trust’s Board, and this Agreement has been duly executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;
     (D) neither the execution or delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and
     (E) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquired Fund Trust, on behalf of the Acquired Fund, of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;
(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquiring Fund Trust, on behalf of the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a)(1)(F) of the Code.
(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That Acquiring Fund Trust’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.
(i) That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.
(j) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Acquiring Fund Trust.
10. Termination, Postponement and Waivers.
(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,
     (A) by the Acquiring Fund Trust’s Board or by the Acquired Fund Trust’s Board, if such Board determines that the consummation of the transactions contemplated herein is not in the best interest of the Acquiring Fund Trust or the Acquired Fund Trust, respectively;
     (B) by the Acquired Fund Trust’s Board, on behalf of the Acquired Fund, if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board;
     (C) by Acquiring Fund Trust’s Board, on behalf of the Acquiring Fund, if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board; or
     (D) by either party because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing.
(b) If the Reorganization contemplated by this Agreement has not been consummated by [December 10, 2010], this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Boards of the Acquired Fund Trust and Acquiring Fund Trust, acting on behalf of their respective Funds.
(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.
(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of the Acquired Fund Trust or Acquiring Fund Trust, on behalf of whichever Fund is entitled to the benefit thereof, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken.
(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund, and the officers, directors, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, director, trustee, agent or shareholder so acts or to its shareholders, to which that officer, director, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties in the conduct of such office.
(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Boards of the Acquired Fund Trust and Acquiring Fund Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.
11. Indemnification.
(a) Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, directors, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.
(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.
12. Other Matters.
(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.
(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the FMA Small Company Portfolio, c/o The Advisors’ Inner Circle Fund, One Freedom Valley Drive, Oaks, PA 19456, Attention: President, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Small Company Fund, c/o John Hancock Funds III, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.
(d) It is expressly agreed that the obligations of the Acquired Fund Trust, on behalf of the Acquired Fund, and Acquiring Fund Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of its respective directors, trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the respective Fund’s property, as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as the case may be. The execution and delivery of this Agreement has been authorized by the Board of the Acquired Fund Trust, on behalf of the Acquired Fund, and by the Board of Acquiring Fund Trust, on behalf of the Acquiring Fund, and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such directors or trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Fund property on behalf of the relevant Fund as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as the case may be.
(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.
[Remainder of this page intentionally left blank.]

     IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

THE ADVISORS’ INNER CIRCLE FUND
on behalf of its FMA Small Company Portfolio

By:

Name:

Title:

Attest:

Name:

Title:

JOHN HANCOCK FUNDS III,
on behalf of its John Hancock Small Company Fund

By:

Name:

Title:

Attest:

Name:

Title:

Agreed and accepted as to Section 5 only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC,
on behalf of itself and its affiliates

By:

Name:

Title:

FIDUCIARY MANAGEMENT ASSOCIATES, LLC,
on behalf of itself and its affiliates

By:

Name:

Title:

STATEMENT OF ADDITIONAL INFORMATION
[October 13, 2009]
FMA SMALL COMPANY PORTFOLIO
(the “Acquired Fund,” a series of The Advisors’ Inner Circle Fund)
AND
JOHN HANCOCK SMALL COMPANY FUND
(the “Acquiring Fund,” a series of John Hancock Funds III)
     This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [October 13, 2009]). This Statement of Additional Information provides additional information about the Acquired and Acquiring Funds. The Acquired Fund is a series of The Advisors’ Inner Circle Fund, a Massachusetts business trust (the “Acquired Fund Trust”), and the Acquiring Fund is a series of John Hancock Funds III, also a Massachusetts business trust (“JHF III”). Please retain this SAI for further reference.
     A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:
[service provider name]
[address]
[address]
[toll-free number]

INTRODUCTION
     This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [October 13, 2009] relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on [December 9, 2009].
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE
     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.
1.	The SAI dated March 1, 2009 of the Acquired Fund Trust (File Nos. 811-06400 and 33-42484) with respect to the Acquired Fund, as filed with the Securities and Exchange Commission (the “SEC”) on March 2, 2009 (Accession No. 0001135428-09-000087) (the “Acquired Fund SAI”).
2.	The SAI dated [October 20, 2009] of JHF III (File Nos. 811-21777 and 333-125838) with respect to the Acquiring Fund, as filed as filed with the SEC on July 31, 2009 (Accession No. 0000950123-09-028376) (the “JHF III SAI”).
3.	The Annual Report of the Acquired Fund Trust (File No. 811-06400) for the fiscal year ended October 31, 2008 with respect to the Acquired Fund, as filed with the SEC on January 8, 2009 (Accession No. 0000935069-09-000023).
4.	The Semi-Annual Report of the Acquired Fund Trust (File No. 811-06400) for the six months ended April 30, 2009 with respect to the Acquired Fund, as filed with the SEC on July 7, 2009 (Accession No. 0000950123-09-020418).
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
FUND HISTORY
     For additional information about the Acquiring Fund generally and its history, see “Organization of the Fund” in the JHF III SAI.
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquiring Fund’s investment objectives, policies, risks and restrictions, see “Investment Policies,” “Additional Investment Policies,” “Risk Factors,” and “Investment Restrictions” in the JHF III SAI.
MANAGEMENT OF THE FUND
     For additional information about the Trustees of JHF III, see “Those Responsible for Management” in the JHF III SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Those Responsible for Management” in the JHF III SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services,” “Transfer Agent Services,” “Custody of Portfolio” and “Independent Registered Public Accounting Firm” in the JHF III SAI.

2

PORTFOLIO MANAGERS
     For additional information, see “Additional Information about the Portfolio Managers” in the JHF III SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquiring Fund’s brokerage allocation practices, see “Portfolio Brokerage” in the JHF III SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquiring Fund, see “Description of the Fund’s Shares” in the JHF III SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see “Net Asset Value,” “Initial Sales Charge on Class A Shares,” “Special Redemptions,” “Additional Services and Programs” and “Purchases and Redemptions through Third Parties” in the JHF III SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquiring Fund, see “Tax Status” in the JHF III SAI.
UNDERWRITERS
     For additional information about the Acquiring Fund’s principal underwriter and distribution plans, see “Distribution Agreements” and “Sales Compensation” in the JHF III SAI.
FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquired Fund, as incorporated by reference into the JHF III SAI.
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND
FUND HISTORY
     For additional information about the Acquired Fund generally and its history, see “The Trust” in the Acquired Fund SAI.
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquired Fund’s investment objectives, policies, risks and restrictions, see “Description of Permitted Investments” and “Investment Policies of The Fund” in the Acquired Fund SAI.
MANAGEMENT OF THE FUND
     For additional information about the Trustees of the Acquired Fund Trust, see “Trustees and Officers of The Trust” in the Acquired Fund SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “5% and 25% Shareholders” in the Acquired Fund SAI.

3

INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services” in the Acquired Fund SAI.
PORTFOLIO MANAGERS
     For additional information, see “Portfolio Managers” in the Acquired Fund SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquired Fund’s brokerage allocation practices, see “Brokerage Allocation And Other Practices” in the Acquired Fund SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquired Fund, see “Description of Shares” in the Acquired Fund SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see “Purchasing and Redeeming Shares” and “Determination of Net Asset Value” in the Acquired Fund SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquired Fund, see “Taxes” in the Acquired Fund SAI.
UNDERWRITERS
     For additional information about the Acquired Fund’s principal underwriter, see “The Distributor” in the Acquired Fund SAI.
FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquired Fund, as incorporated by reference into the Acquired Fund SAI.
PRO FORMA FINANCIAL INFORMATION
     The pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of the Acquired Fund Trust with respect to the Acquired Fund dated October 31, 2008 and April 30, 2009, respectively, each of which is on file with the SEC and is available at no charge.
     The unaudited pro forma information set forth below for the period ended April 30, 2009 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at May 1, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund.
     The Acquired Fund is advised by Fiduciary Management Associates, LLC (“FMA”). The Acquiring Fund is advised by John Hancock Investment Management Services, LLC (“JHIMS”), and subadvised by FMA. The Acquired Fund is a diversified series of the Acquired Fund Trust and the Acquiring Fund is a diversified series of JHF III.
     The purpose of the merger is to combine two funds with similar investment objectives. The combined fund offers economies of scale that may lead to lower shareholder expenses and greater growth potential.

4

     The Acquired Fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares of the Acquired Fund are subject to shareholder servicing fees equal to the annual rate of 0.25% of average daily net assets of Investor Shares. The Acquired Fund’s Investor Shares are not subject to any distribution and service (Rule 12b-1) fees. The Acquired Fund’s Institutional Shares are not subject to any shareholder servicing fees or distribution and service (Rule 12b-1) fees.
     In connection with the Reorganization, holders the of Acquired Fund’s Investor Shares will receive Class A shares of the Acquiring Fund and holders of the Acquired Fund’s Institutional Shares will receive Class I shares of the Acquiring Fund. Class A shares of the Acquiring Fund are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.30% of the average daily net assets of Class A shares.
     Holders of Investor Shares who receive Class A shares of the Acquiring Fund in the reorganization may qualify, subject to meeting applicable eligibility criteria, to exchange those Class A shares for Class ADV shares of the Acquiring Fund for up to one year after the closing date of the reorganization (the “Closing Date”). Class ADV shares of the Acquiring Fund are offered and redeemed at net asset value and are subject to a 0.25% distribution and service (Rule 12b-1) distribution fee. In addition, certain holders of Investor Shares that meet applicable eligibility criteria will also have the right to exchange their Class A shares into Class I shares of the Acquiring Fund for up to one year after the Closing Date.
     The net assets of the Acquired Fund as of August 31, 2009 amounted to $116,197,081. Since the Acquiring Fund had no assets as of August 31, 2009, the net assets of the combined fund as of that date would have been $116,197,081.
     Each Fund pays its investment adviser management fees equal to an annual percentage of its average daily net assets. The Acquired Fund pays FMA annual advisory management fees equal to 0.75% of the Acquired Fund’s average daily net assets. The Acquiring Fund will pay JHIMS annual advisory management fees as detailed in the following table:
Fees paid by the Acquiring Fund to JHIMS

0.90% — first $500 million;
0.85% — next $500 million; and
0.80% — excess over $1 billion
     JHIMS will pay subadvisory fees to FMA from its own assets and not from the Acquiring Fund’s assets.
     For the first year after the Closing Date, JHIMS has agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class A shares to 1.34%. For the first two years after the Closing Date, JHIMS has contractually agreed to limit the “Net annual operating expenses” of the Acquiring Fund’s Class I shares and Class ADV shares to 1.11% and 1.34%, respectively.
     The following table identifies the various service providers to the Funds, other than each Fund’s investment adviser and, with respect to the Acquiring Fund, the subadviser. Each of these service providers has entered into an agreement with the Acquired Fund Trust or JHF III, as the case may be, that governs the provision of services to the Funds.

	Acquired Fund	Acquiring Fund
Distributor	SEI Investments Distribution Co.	John Hancock Funds, LLC
Transfer agent	DST Systems, Inc.	John Hancock Signature Services, Inc.
Custodian	Union Bank, N.A.	State Street Bank & Trust Co.
Independent registered public accounting firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

5

     On a pro forma basis, for the year ended April 30, 2009, the proposed reorganization would have resulted in an increase in the management fees charged of approximately $198,000, and an approximate increase in other operating expenses (including custodian fees, audit fees, and 12b-1 fees) of $314,497 for Class A shares, and an approximate decrease in other operating expenses (including custodian fees, audit fees) of $10,500 for Class I shares, resulting in a gross expense increase of approximately $0.07 per share, and a net expense increase of $0.00 per share, for Class A shares; and resulting in a gross expense increase of approximately $0.01 per share, and a net expense increase of $0.00 per share, for Class I shares in the combined fund’s expense ratios. No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.
     The merger is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis that the shareholders of the Acquired Fund had with respect to their shares of the Acquired Fund immediately before the merger. As of October 31, 2008, the Acquired Fund had approximately $23 million of capital loss carryforwards expiring in the year 2016. The Acquiring Fund has no capital loss carry forwards.
     JHIMS and FMA will pay the costs incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization, whether or not the reorganization occurs.

6

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
     No change from the information set forth in Item 25 of the most recently filed amendment to the Registration Statement of John Hancock Funds III (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission (the “SEC”) on July 31, 2009 (accession no. 0000950123-09-028376), which information is incorporated herein by reference.
ITEM 16. EXHIBITS

Exhibit No.	Exhibit Description	Note
(1)	Amended and Restated Declaration of Trust dated August 12, 2005.	(1)

(1)(b)	Amendment to Declaration of Trust dated September 2, 2009.	(# )

(2)	By-Laws dated June 9, 2005.	(2)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization.	(+ )

(5)	Instruments Defining Rights of Security Holders, see Exhibits (1) and (2).

(6)(a)	Advisory Agreement dated July 1, 2009 between the Registrant and John Hancock Investment Management Services, LLC (“JHIMS”).	(3)

(6)(b)	Form of Advisory Agreement relating to the John Hancock Small Company Fund, between the Registrant and JHIMS.	(3)

(6)(c)	Form of Subadvisory Agreement between JHIMS and Fiduciary Management Associates LLC (“FMA”).	(3)

(7)	Distribution Agreement between John Hancock Funds, LLC and Registrant.	(1)

(8)	Not applicable.

(9)	Custody Agreement between Registrant and State Street Bank & Trust Co.	(1)

(10)(a)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class A, B and C Shares.	(4)

(10)(b)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.	(5)

(11)	Opinion and Consent of Counsel.	(# )

[1]	Incorporated by reference to an exhibit filed with pre-effective amendment no. 2 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on September 2, 2005 (Accession No. 0000898432-05-000776).

[2]	Incorporated by reference to an exhibit filed with Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 15, 2005 (Accession No. 0000898432-05-000492).

+	Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

[3]	Incorporated by reference to an exhibit filed with post-effective amendment no. 20 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on July 31, 2009 (Accession No. 0000950123-09-028376).

C-1

Exhibit No.	Exhibit Description	Note
(12)	Form of Opinion as to Tax Matters and Consent.	(#	)

(13)(a)	Master Transfer Agency and Services Agreement dated June 1, 2007 between Registrant and John Hancock Signature Services, Inc.	(3)

(13)(b)	Expense Limitation Agreement dated May 28, 2009 between the Registrant and JHIMS.	(6)

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP).	(#	)

(15)	Not applicable.

(16)	Power of Attorney.	(#	)

(17)(a)	Code of Ethics of JHIMS, MFC, and each John Hancock open-end and closed-end fund dated January 1, 2008.	(7)

(17)(b)	Code of Ethics of FMA.	(3)

(17)(c)	Form of Proxy Card.	(#	)
Item 17. Undertakings.
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned registrant agrees that a final form of the Opinion and Consent of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.
NOTICE
     A copy of the Amended and Restated Declaration of Trust of John Hancock Funds III is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

[4]	Incorporated by reference to an exhibit filed with post-effective amendment no. 3 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on December 15, 2006 (Accession No. 0001010521-06-000969).

[5]	Incorporated by reference to an exhibit filed with post-effective amendment no. 9 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 25, 2008 (Accession No. 0000950135-08-004552).

#	Filed herewith.

[6]	Incorporated by reference to an exhibit filed with post-effective amendment no. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on June 29, 2009 (Accession No. 0000950123-09-018788).

[7]	Incorporated by reference to an exhibit filed with post-effective amendment no. 5 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the SEC on January 16, 2008 (Accession No. 0000950135-08-000181).

C-2

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts on the 4th day of September 2009.

John Hancock Funds III
By:	/s/ Keith F. Hartstein
Name:	Keith F. Hartstein
Title:	President and Chief Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	September 4, 2009

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Chief Accounting Officer)	September 4, 2009

/s/ James R. Boyle* James R. Boyle	Trustee	September 4, 2009

/s/ James F. Carlin* James F. Carlin	Trustee	September 4, 2009

/s/ William H. Cunningham* William H. Cunningham	Trustee	September 4, 2009

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	September 4, 2009

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	September 4, 2009

/s/ Stanley Martin* Stanley Martin	Trustee	September 4, 2009

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	September 4, 2009

/s/ John A. Moore* John A. Moore	Trustee	September 4, 2009

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	September 4, 2009

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	September 4, 2009

/s/ John G. Vrysen* John G. Vrysen	Trustee	September 4, 2009

*By:	/s/ David D. Barr David D. Barr

Attorney-In-Fact, under
Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

(1)(b)	Amendment to Declaration of Trust dated September 2, 2009.

(4)	Form of Agreement and Plan of Reorganization (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement).

(11)	Opinion and Consent of Counsel.

(12)	Form of Opinion as to Tax Matters and Consent.

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP).

(16)	Power of Attorney.

(17)(c)	Form of Proxy Card.